Cover	May 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2026
Entity File Number	001-43093
Entity Registrant Name	SPACSPHERE ACQUISITION CORP.
Entity Central Index Key	0002081300
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8795 Folsom Blvd
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95826
City Area Code	(501)
Local Phone Number	201-0130
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one-half of one redeemable warrant, and one right to receive one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one-half of one redeemable warrant,
Trading Symbol	SSACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SSAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SSACW
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	SSACR
Security Exchange Name	NASDAQ